Expense Example - Vanguard Cash Reserves Federal Money Market Fund	Admiral Shares 1 Year	Admiral Shares 3 Years	Admiral Shares 5 Years	Admiral Shares 10 Years	Investor Shares 1 Year	Investor Shares 3 Years	Investor Shares 5 Years	Investor Shares 10 Years
USD ($)	10	33	57	130	16	52	90	204